Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023 EUR (€) shares people employee shareOptions	Dec. 31, 2022 EUR (€) employee people shares	Dec. 31, 2014 EUR (€)	Dec. 31, 2021 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	212,764	206,462		199,177
Fixed	€ 6,271	€ 5,717
Variable remuneration in cash	3,000	2,827
Variable remuneration in shares	3,000	2,829
Pension contribution	2,110	1,892
Other remuneration1	5,251	3,719
Total	€ 28,567	€ 25,071
Senior Management
Disclosure of transactions between related parties [line items]
Reduction in directors' remuneration, percentage	38.00%
Number of persons | people	14	14
Fixed	€ 17,109	€ 18,178
Pension contribution	4,775	5,339
Other remuneration1	7,135	6,956
Total	€ 50,169	€ 52,736	€ 80,792
Award, number of shares (in shares) | shares	1,567,930	2,504,000
Options granted (in shares) | shares	1,386,491
Deferred amount in shares not linked to long-term objectives (in shares) | shares	700,305	1,101,000
Deferred amount in shares not linked to long-term objectives (in share options) | shareOptions	554,597
Senior Management | Variable remuneration (bonus) - Immediate payment
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	€ 7,355	€ 7,733
Variable remuneration in shares	7,356	7,733
Senior Management | Deferred variable remuneration
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	3,219	3,398
Variable remuneration in shares	€ 3,220	€ 3,399